GCAT NQM Depositor III, LLC ABS-15G

Exhibit 99.32

Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
623267015869	Change Lending Flow	Property Type	propertyValuationPage	Single Family Attached	PUD